Document and Entity Information	Aug. 09, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001067837
Document Type	8-K
Document Period End Date	Aug. 09, 2024
Entity Registrant Name	AUDACY, INC.
Entity Incorporation State Country Code	PA
Entity File Number	001-14461
Entity Tax Identification Number	23-1701044
Entity Address, Address Line One	2400 Market Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	610
Local Phone Number	660-5610
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false